SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of net revenue and net income , operating, investing and financing cash flows of VIEs

	Years ended December 31,
	2016	2017	2018

Net revenue	846,168	1,469,929	2,712,875
Net income (loss)	22,246	44,541	(59,757)
Net cash provided by operating activities (note)	249,715	186,843	739,848
Net cash used in investing activities (note)	(158,681)	(286,476)	(1,063,826)
Net cash provided by (used in) financing activities (note)	304,973	(7,417)	614,575

Note:  The Company adopted Accounting Standards Update (“ASU”) 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash on January 1, 2018, and retrospectively adjusted the cash flows of the VIEs by excluding the increase of restricted cash of RMB10,091 from net cash provided by operating activities for the year ended December 31, 2016, and RMB3,663 from net cash provided by operating activities and RMB20,675 from net cash used in financing activities for the year ended December 31, 2017.

Schedule of estimated useful lives of property and equipment

Buildings	20 - 30 years
Data center equipment
– Machinery	10 - 20 years
– Other equipment	3 - 5 years
Leasehold improvement	Shorter of the lease term and the estimated useful lives of the assets
Furniture and office equipment	3 - 5 years
Vehicles	5 years

Schedule of asset retirement obligations

Asset retirement obligations as of January 1, 2016	5,775
Additions	2,942
Accretion expense	588
Asset retirement obligations as of December 31, 2016	9,305
Additions	7,394
Accretion expense	949
Asset retirement obligations as of December 31, 2017	17,648
Additions	16,391
Accretion expense	1,840
Asset retirement obligations as of December 31, 2018	35,879

Schedule of weighted-average amortization period of acquired intangible assets

Customer relationships	5-15	years
Favorable leases	13 to 20	years
Licenses	20	years

Schedule of reconciliation of total interest costs to interest expenses

	Years ended December 31,
	2016	2017	2018

Total interest costs	324,085	466,460	749,730
Less: interest costs capitalized	(58,851)	(54,457)	(93,544)
Interest expenses	265,234	412,003	656,186

Schedule of cash and restricted cash deposited in major financial institutions located in PRC and Hong Kong, US and Singapore financial institutions

As of December 31, 2018, the Company’s cash and restricted cash were deposited in major financial institutions located in PRC, Hong Kong SAR, US and Singapore and were denominated in the following currencies:

	RMB	USD	HKD	JPY	EUR	SGD
In PRC	1,102,939	37,988	—	—	—	—
In Hong Kong SAR	31,755	44,195	7,948	19,098	153	—
In US	—	81,483	—	—	—	—
In Singapore	—	2,531	—	—	—	12
Total in original currency	1,134,694	166,197	7,948	19,098	153	12
RMB equivalent	1,134,694	1,140,645	6,964	1,182	1,204	59

Schedule of impact for adoption of ASC 606 to the Company's consolidated statement of operations

			Amounts
	Year ended		without
	December		adoption
	31, 2018	Adjustments	of ASC 606

Net revenue	2,792,077	1,569	2,793,646
Cost of revenue	(2,169,636)	(843)	(2,170,479)
Income from operations	168,355	726	169,081
Net loss	(430,268)	726	(429,542)
Loss per ordinary share
Basic and diluted	(0.43)	0.00	(0.43)